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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer:

     Mutual of America Separate Account No. 2
     320 Park Avenue
     New York, NY 10022
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  2. Name of each series or class of funds for which this notice is filed:

     Money Market, All America, Bond, Composite, Mid-Term Bond, Short-Term Bond, Equity Index, Aggressive Equity, Scudder Bond, Scudder Capital Growth, Scudder International, TCI Growth, Calvert Responsibly Invested Balanced, Fidelity Equity-Income, Fidelity Contra, Fidelity Asset Manager

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  3. Investment Company Act File Number:  811-4679


     Securities Act File Number:  2-90201,33-5609,33-11023
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  4. Last day of fiscal year for which this notice is filed:  Dec, 31, 1996

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [_]

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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                     -0-

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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                     -0-
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  9. Number and aggregate sale price of securities sold during the fiscal year:

     43,344,167 units; $193,620,955


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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      43,344,167 units; $193,620,955

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  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                      N/A
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  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $ 193,620,955
                                                                -------------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     +
                                                                -------------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -   9,749,799
                                                                -------------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              +
                                                                -------------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                          183,871,156
                                                                -------------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):            x   .00030303
                                                                -------------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi):                                              55,718.48
                                                                =============

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [_]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Amir Lear
                               ----------------------------------
                                 Amir Lear, Senior Vice President
                               ----------------------------------

      Date   2/28/97
            -----------------

  *Please print the name and title of the signing officer below the signature.
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

                       [LETTERHEAD OF MUTUAL OF AMERICA]


February 28, 1997



Mutual of America Life Insurance Company
320 Park Avenue
New York, NY   10022

RE:  MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

Gentlemen:

In connection with the filing of a Form 24F-2 for fiscal year 1996 under Rule 24f-2 of the Investment Company Act of 1940, you have asked that I furnish the following opinion.

For such purposes, I have reviewed the corporate records of Mutual of America Life Insurance Company (the "Company"), the charter of the Company, the statutes and regulations of the State of New York and such other documents and such questions of law as I have deemed necessary or advisable.

On the basis of such review, it is my opinion that, when the Contracts, pursuant to which Contributions in the aggregate amount of $193,620,955 were allocated to Separate Account No. 2 during the fiscal year ended December 31, 1996, referred to in item 9 of Form 24F-2, were sold during 1996 in reliance upon registration pursuant to Rule 24f-2 and in accordance with the currently effective prospectuses of the Company, such Contracts constituted validly issued and binding obligations of the Company in accordance with their terms.

I hereby consent to the use of this opinion in connection with the above referenced Form 24F-2.

Very truly yours,


/s/ Patrick A. Burns
Patrick A. Burns
Senior Executive Vice President
and General Counsel